Retirement benefits (Details) - Schedule of expected benefit plan payments	Dec. 31, 2022 USD ($)
Schedule Of Expected Benefit Plan Payments Abstract
2023	$ 38,780
2024	38,166
2025	37,111
2026	34,401
2027	33,544
Thereafter	95,701
Total	$ 277,703